Investments - Summary of Forth the Group's Investments (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Equity Method Investments And Joint Ventures [Abstract]
Equity method investments	¥ 23,471
Equity investments without readily determinable fair values	11,391
Equity method investments and equity securities amount	¥ 34,862